Income Taxes - Schedule of Reconciliation of Income Tax Provision (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018
Effective Income tax rate reconciliation, amount
Income tax provision					$ 0	$ 0
Foreign rate differential					(3,847,028)	(3,710,522)
Valuation Allowance					5,144,004	$ 3,710,522
Rate Changes					(673,295)
Credits					(604,957)
Total income tax provision	$ 100,255	$ 7,631	$ 156,260	$ 11,616	$ 18,724